Schedule of Investments (unaudited) October 31, 2023	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.0%
Tesla Inc.(a)	1,233	$247,636

Broadline Retail — 2.5%
Coupang Inc., Class A(a)	6,707	114,019
MercadoLibre Inc.(a)	159	197,278

		311,297

Chemicals — 0.5%
Fujimi Inc.	3,000	59,885

Communications Equipment — 2.0%
Accton Technology Corp.	16,000	247,908

Consumer Finance — 1.4%
Kaspi.KZ JSC(b)	1,831	165,522

Electronic Equipment, Instruments & Components — 8.1%
Delta Electronics Inc.	8,000	72,095
Ibiden Co. Ltd.	2,600	110,855
Jabil Inc.	2,890	354,892
Lotes Co. Ltd.	4,051	103,446
Samsung SDI Co. Ltd.	268	84,858
Unimicron Technology Corp.	21,000	93,658
Yageo Corp.	10,000	163,035

		982,839

Entertainment — 4.9%
CD Projekt SA	1,142	28,512
Nexon Co. Ltd.	4,400	80,737
Nintendo Co. Ltd.	1,300	53,709
Roku Inc.(a)	1,124	66,956
Spotify Technology SA(a)	901	148,449
Take-Two Interactive Software Inc.(a)(c)	1,653	221,089

		599,452

Financial Services — 0.8%
GMO Payment Gateway Inc.	400	15,976
Wise PLC, Class A(a)	9,411	76,490

		92,466

Hotels, Restaurants & Leisure — 0.5%
Expedia Group Inc.(a)	589	56,126

Household Durables — 0.4%
Nikon Corp.	5,400	51,270

Interactive Media & Services — 2.4%
NAVER Corp.	907	126,801
Pinterest Inc., Class A(a)	3,778	112,887
Snap Inc., Class A, NVS(a)	5,352	53,574

		293,262

IT Services — 3.6%
Endava PLC, ADR(a)(c)	920	46,147
MongoDB Inc., Class A(a)	739	254,652
NEC Corp.	1,300	61,795
Squarespace Inc., Class A(a)	2,513	71,394

		433,988

Media — 2.4%
Informa PLC	33,567	290,840

Professional Services — 2.4%
Legalzoomcom Inc.(a)	7,533	75,104
Wolters Kluwer NV	1,739	223,124

		298,228

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 32.9%
AIXTRON SE	1,917	$53,869
Alchip Technologies Ltd.	2,000	164,033
Alphawave IP Group PLC(a)	58,051	69,147
ARM Holdings PLC, ADR, ADR(a)(c)	1,440	70,978
ASM International NV	736	303,733
ASPEED Technology Inc.	2,000	159,835
Axcelis Technologies Inc.(a)(c)	557	71,018
BE Semiconductor Industries NV	2,013	207,942
Credo Technology Group Holdings Ltd.(a)	8,483	120,628
Disco Corp.	500	88,299
eMemory Technology Inc.	1,000	62,651
Entegris Inc.(c)	977	86,015
First Solar Inc.(a)	303	43,162
KLA Corp.	338	158,759
Lasertec Corp.	700	115,626
Lattice Semiconductor Corp.(a)(c)	3,672	204,200
Marvell Technology Inc.	3,489	164,751
Monolithic Power Systems Inc.	423	186,856
Nvidia Corp.	1,686	687,551
ON Semiconductor Corp.(a)	3,006	188,296
Rambus Inc.(a)	3,352	182,114
SK Hynix Inc.	2,928	254,274
Skyworks Solutions Inc.	580	50,309
SOITEC(a)	1,461	218,067
Wolfspeed Inc.(a)	3,173	107,374

		4,019,487

Software — 23.0%
Altium Ltd.	8,636	217,830
Appier Group Inc.(a)	6,400	52,687
Aspen Technology Inc.(a)	528	93,852
Atlassian Corp., NVS(a)	422	76,230
Bill.com Holdings Inc.(a)(c)	715	65,272
Datadog Inc., Class A(a)	524	42,690
Fortinet Inc.(a)	1,229	70,262
Freee KK(a)(c)	4,500	75,146
Kinaxis Inc.(a)	990	96,676
Klaviyo Inc.(a)(c)	3,205	91,311
Manhattan Associates Inc.(a)(c)	638	124,397
Nemetschek SE	1,193	89,145
Palo Alto Networks Inc.(a)	1,150	279,473
Rapid7 Inc.(a)	1,533	71,269
Sage Group PLC (The)	8,927	105,462
Samsara Inc.(a)(c)	4,520	104,277
SentinelOne Inc., Class A(a)(c)	3,240	50,641
SiteMinder Ltd.(a)	33,964	88,056
Synopsys Inc.(a)	1,340	629,050
TOTVS SA	11,998	60,231
Unity Software Inc.(a)(c)	3,090	78,393
Xero Ltd.(a)	2,599	177,687
Zscaler Inc.(a)	386	61,254

		2,801,291

Specialty Retail — 0.2%
Farfetch Ltd., Class A(a)(c)	15,460	23,190

Technology Hardware, Storage & Peripherals — 5.9%
Lite-On Technology Corp.	27,000	84,065
Pure Storage Inc., Class A(a)	7,531	254,623
Super Micro Computer Inc.(a)	360	86,209
Wistron Corp.	57,000	158,945

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Wiwynn Corp.	3,000	$142,149

		725,991

Total Long-Term Investments — 95.9% (Cost: $10,671,782)		11,700,678

Short-Term Securities

Money Market Funds — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	1,232,497	1,232,990
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	480,000	480,000

Total Short-Term Securities — 14.0% (Cost: $1,712,729)		1,712,990

Total Investments — 109.9% (Cost: $12,384,511)		13,413,668

Liabilities in Excess of Other Assets — (9.9)%		(1,212,064)

Net Assets — 100.0%		$12,201,604

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$703,634	$529,250	(a)	$—	$45	$61	$1,232,990	1,232,497	$904	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	230,000	(a)	—	—	—	480,000	480,000	4,103		—

					$45	$61	$1,712,990		$5,007		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future Tech ETF

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,936,183	$4,764,495	$—	$11,700,678
Short-Term Securities
Money Market Funds	1,712,990	—	—	1,712,990

	$8,649,173	$4,764,495	$—	$13,413,668

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares

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